UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2011

Check here if Amendment [ ]; Amendment Number:
                                                -----
  This Amendment (Check only one.):  [ ] is a restatement.
                                     [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Kynikos Associates LP
Address:   20 West 55th Street, 8th Floor
           New York, NY 10019

Form 13F File Number:  28-14443
                       --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Brian F. Nichols
Title:     Chief Financial Officer
Phone:     (212) 649-0200

Signature, Place, and Date of Signing:

       /s/  Brian F. Nichols          New York, New York      November 14, 2011
      -----------------------        --------------------     -----------------
            [Signature]                 [City, State]               [Date]


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0
                                            --------------------

Form 13F Information Table Entry Total:              26
                                            --------------------

Form 13F Information Table Value Total:            $105,621
                                            --------------------
                                                 (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                           FORM 13F INFORMATION TABLE

             Column 1              Column 2      Column 3   Column 4        Column 5       Column 6    Column 7      Column 8
------------------------------  --------------   ---------  ---------  ------------------------------- --------  ------------------
                                   TITLE OF                 VALUE      SHRS OR   SH/ PUT/ INVESTMENT   OTHER      VOTING AUTHORITY
          NAME OF ISSUER             CLASS        CUSIP    (X$1000)    PRN AMT   PRN CALL DISCRETION  MANAGER    SOLE   SHARED NONE
APACHE CORP                            COM        037411105    5,047     62,900   SH      SOLE                    62,900
BOEING CO                              COM        097023105    4,538     75,000   SH      SOLE                    75,000
BP PLC                            SPONSORED ADR   055622104    4,502    124,800   SH      SOLE                   124,800
CHINA REAL ESTATE INFO CORP            ADR        16948Q103      809    164,530   SH      SOLE                   164,530
DEERE & CO                             COM        244199105    5,363     83,050   SH      SOLE                    83,050
DEUTSCHE BANK AG                    NAMEN AKT     D18190898    3,970    114,700   SH      SOLE                   114,700
FOCUS MEDIA HLDG LTD              SPONSORED ADR   34415V109    4,911    291,700   SH      SOLE                   291,700
FRONTLINE LTD                          SHS        G3682E127      950    195,900   SH      SOLE                   195,900
GENERAL MTRS CO                        COM        37045V100    4,773    236,500   SH      SOLE                   236,500
INTERNAP NETWORK SVCS CORP        COM PAR $.001   45885A300    3,896    788,600   SH      SOLE                   788,600
ISHARES TR                        RUSSELL 2000    464287655    2,958     46,000   SH      SOLE                    46,000
PENNEY J C INC                         COM        708160106    2,298     85,800   SH      SOLE                    85,800
KKR & CO L P DEL                    COM UNITS     48248M102    6,467    621,800   SH      SOLE                   621,800
LIBERTY MEDIA CORP NEW           LIB STAR COM A   530322304    5,009     78,800   SH      SOLE                    78,800
MACYS INC                              COM        55616P104    2,444     92,850   SH      SOLE                    92,850
NASDAQ OMX GROUP INC                   COM        631103108    1,921     83,000   SH      SOLE                    83,000
NYSE EURONEXT                          COM        629491101    1,346     57,900   SH      SOLE                    57,900
RACKSPACE HOSTING INC                  COM        750086100    5,807    170,100   SH      SOLE                   170,100
ROYAL BK SCOTLAND GROUP PLC     SPONS ADR 20 ORD  780097689    3,156    442,600   SH      SOLE                   442,600
SAKS INC                               COM        79377W108    2,224    254,200   SH      SOLE                   254,200
SPDR S&P 500 ETF TR                  TR UNIT      78462F103   14,596    129,000   SH      SOLE                   129,000
SPDR INDEX SHS FDS                S&P CHINA ETF   78463X400    1,953     35,000   SH      SOLE                    35,000
SPDR S&P MIDCAP 400 ETF TR       UTSER1 S&PDCRP   78467Y107    4,975     35,000   SH      SOLE                    35,000
VANGUARD INTL EQUITY INDEX F    MSCI EMR MKT ETF  922042858    1,792     50,000   SH      SOLE                    50,000
VISTEON CORP                         COM NEW      92839U206    6,050    140,700   SH      SOLE                   140,700
VMWARE INC                          CL A COM      928563402    3,866     48,100   SH      SOLE                    48,100